PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

	December 31,
	2019	2018

Cost:

Computer, peripheral equipment and software	$95,930	$90,054
Office furniture and equipment	11,989	11,121
Leasehold improvements	6,621	6,188

	114,540	107,363
Accumulated depreciation:

Computer, peripheral equipment and software	78,711	72,236
Office furniture and equipment	8,677	7,710
Leasehold improvements	4,181	3,740

	91,569	83,686

Property and equipment, net	$22,971	$23,677